Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Accrued payroll	458,858	229,041
Refund liability (a)	164,353	95,398
Rent payable	17,980	33,829
Payable for purchase of property and equipment	79,132	27,240
Refundable fees received from students (b)	12,999	22,481
Amounts reimbursable to employees (c)	24,983	14,425
Accrued advertising fees	23,607	10,632
Royalty fees payable (d)	7,967	10,166
VAT payable	17,358	8,907
Refundable deposits (e)	16,263	8,418
Welfare payable	12,593	8,156
Accrued professional service fees	8,278	6,015
Other taxes payable	8,779	4,897
Payable for investments and acquisitions	6,536	1,097
Others (f)	48,545	29,562

Total	908,231	510,264

(a)	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
(b)
Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.

(c)	Amounts reimbursable to employees include travelling and business related expenses.
(d)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(e)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(f)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.